CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Time charter revenues (Note 2(p))	$ 220,728	$ 226,189	$ 161,897
EXPENSES:
Voyage expenses (Note 2(p))	13,542	7,405	8,617
Vessel operating expenses (Note 2(q))	90,600	95,510	90,358
Depreciation and amortization of deferred charges	48,904	52,206	87,003
General and administrative expenses	28,601	29,518	26,332
Management fees to related party (Note 3)	2,155	2,394	1,883
Impairment loss (Note 4)	13,987	0	442,274
Loss from sale of vessels (Note 4)	6,171	1,448	0
Insurance recoveries, net of other loss (Note 4)	0	0	(10,879)
Other (gain)/loss	(854)	(542)	296
Operating income/(loss)	17,622	38,250	(483,987)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 9)	(29,432)	(30,506)	(26,628)
Interest and other income (Note 3(b))	2,858	8,822	4,508
Gain/(loss) from investments (Note 3(b) and 3(d))	(1,583)	14	(5,607)
Total other expenses, net	(28,157)	(21,670)	(27,727)
Net income/(loss)	(10,535)	16,580	(511,714)
Dividends on series B preferred shares (Notes 8 and 10)	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$ (16,304)	$ 10,811	$ (517,483)
Earnings/(loss) per common share, basic and diluted	$ (0.17)	$ 0.1	$ (5.41)
Weighted average number of common shares, basic (Note 10)	95,191,116	103,736,742	95,731,093
Weighted average number of common shares, diluted (Note 10)	95,191,116	104,715,883	95,731,093